Cash and cash equivalents	12 Months Ended
Dec. 31, 2018
Cash And Cash Equivalents [Abstract]
Cash and cash equivalents

21 Cash and cash equivalents

		2018	2017
	Note	US$m	US$m
Cash at bank and in hand		740	1,035
Money market funds and other cash equivalents		10,033	9,515
Balance per Group balance sheet		10,773	10,550
Bank overdrafts repayable on demand (unsecured)	22	(1)	(3)
Cash and cash equivalents included in Assets held for sale	19	117	-
Balance per Group cash flow statement		10,889	10,547

Cash and cash equivalents of US$186 million (2017: US$290 million) are held in countries where there are restrictions on remittances. Of this balance, US$142 million (2017: US$158 million) could be used to repay subsidiaries’ third-party borrowings.

There are also restrictions on a further US$1,090 million (2017: US$1,089 million) of cash and cash equivalents, the majority of which is held by partially owned subsidiaries and is not available for use in the wider Group due to legal and contractual restrictions currently in place. Of this balance US$864 million (2017: US$703 million) could be used to repay subsidiaries’ third-party borrowings.